Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, ("Common Stock") to be issued in connection with the Orion Group Holdings, Inc. 2022 Long-Term Incentive Plan, as amendment by Amendment No. 1 and Amendment No. 2 (the "2022 Plan").
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	14.56
Maximum Aggregate Offering Price	$ 29,120,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,021.47
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock that become issuable pursuant to the 2022 Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase in the number of shares of outstanding Common Stock. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act, and calculated based on the average of the high ($14.91) and low ($14.21) prices of the Common Stock as reported by the New York Stock Exchange on May 19, 2026.